Antonio Alberti
Managing Director
Securities Operations

NYSE Group

07081737

NYSE Group, Inc. | 20 Broad Street
New York, New York 10005
t 212.656.5034 | f 212.656.5893
aalberti@nyse.com

CERTNYS

1-03215

November 20, 2007

Ms. Velma T. Smith
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 2531
100 F Street, NE
Washington, DC 20549

Dear Ms. Smith:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, JOHNSON & JOHNSON, 4.75% Notes Due 2019 and 5.50% Notes Due 2024 and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on November 19, 2007. Tentative listing date – November 21, 2007.

Sincerely,

END